SEGMENTED INFORMATION (Tables)	9 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
Schedule of geographic location of all long lived assets

Nine months ending	9/30/2025	9/30/2024

Exploration, evaluation and project expenses	$471,935	$134,585
General and administrative expenses	591,495	284,708
Other	287,167	(1,101,653)

Net income (loss)	$1,350,597	$(682,360)